Investments - Schedule of Fair Value Hierarchy (Details) - EBP 6.0 - Master Trust Balances - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments, at fair value	$ 24,610,713,439	$ 21,345,771,680
Quoted price in active markets for identical assets (Level 1)
EBP, Master Trust [Line Items]
Total investments, at fair value	8,154,431,704	7,437,965,054
Significant other observable inputs (Level 2)
EBP, Master Trust [Line Items]
Total investments, at fair value	16,456,281,735	13,907,806,626
Significant unobservable inputs (Level 3)
EBP, Master Trust [Line Items]
Total investments, at fair value	0	0
Participant-directed brokerage accounts
EBP, Master Trust [Line Items]
Total investments, at fair value	1,434,789,053	1,184,207,393
Participant-directed brokerage accounts | Quoted price in active markets for identical assets (Level 1)
EBP, Master Trust [Line Items]
Total investments, at fair value	1,389,462,938	1,145,578,367
Participant-directed brokerage accounts | Significant other observable inputs (Level 2)
EBP, Master Trust [Line Items]
Total investments, at fair value	45,326,115	38,629,026
Participant-directed brokerage accounts | Significant unobservable inputs (Level 3)
EBP, Master Trust [Line Items]
Total investments, at fair value	0	0
General Dynamics Corporation common stock
EBP, Master Trust [Line Items]
Total investments, at fair value	4,620,991,283	3,946,210,540
General Dynamics Corporation common stock | Quoted price in active markets for identical assets (Level 1)
EBP, Master Trust [Line Items]
Total investments, at fair value	4,620,991,283	3,946,210,540
General Dynamics Corporation common stock | Significant other observable inputs (Level 2)
EBP, Master Trust [Line Items]
Total investments, at fair value	0	0
General Dynamics Corporation common stock | Significant unobservable inputs (Level 3)
EBP, Master Trust [Line Items]
Total investments, at fair value	0	0
Investments in other equity securities
EBP, Master Trust [Line Items]
Total investments, at fair value	1,949,909,396	2,147,981,194
Investments in other equity securities | Quoted price in active markets for identical assets (Level 1)
EBP, Master Trust [Line Items]
Total investments, at fair value	1,949,909,396	2,147,981,194
Investments in other equity securities | Significant other observable inputs (Level 2)
EBP, Master Trust [Line Items]
Total investments, at fair value	0	0
Investments in other equity securities | Significant unobservable inputs (Level 3)
EBP, Master Trust [Line Items]
Total investments, at fair value	0	0
Registered investment companies
EBP, Master Trust [Line Items]
Total investments, at fair value	159,953,112	217,045,032
Registered investment companies | Quoted price in active markets for identical assets (Level 1)
EBP, Master Trust [Line Items]
Total investments, at fair value	114,989,654	116,926,263
Registered investment companies | Significant other observable inputs (Level 2)
EBP, Master Trust [Line Items]
Total investments, at fair value	44,963,458	100,118,769
Registered investment companies | Significant unobservable inputs (Level 3)
EBP, Master Trust [Line Items]
Total investments, at fair value	0	0
Interest bearing cash
EBP, Master Trust [Line Items]
Total investments, at fair value	59,218,212	54,350,752
Interest bearing cash | Quoted price in active markets for identical assets (Level 1)
EBP, Master Trust [Line Items]
Total investments, at fair value	59,218,212	54,350,752
Interest bearing cash | Significant other observable inputs (Level 2)
EBP, Master Trust [Line Items]
Total investments, at fair value	0	0
Interest bearing cash | Significant unobservable inputs (Level 3)
EBP, Master Trust [Line Items]
Total investments, at fair value	0	0
Overnight deposit accounts
EBP, Master Trust [Line Items]
Total investments, at fair value	19,860,221	26,917,938
Overnight deposit accounts | Quoted price in active markets for identical assets (Level 1)
EBP, Master Trust [Line Items]
Total investments, at fair value	19,860,221	26,917,938
Overnight deposit accounts | Significant other observable inputs (Level 2)
EBP, Master Trust [Line Items]
Total investments, at fair value	0	0
Overnight deposit accounts | Significant unobservable inputs (Level 3)
EBP, Master Trust [Line Items]
Total investments, at fair value	0	0
Collective trusts
EBP, Master Trust [Line Items]
Total investments, at fair value	16,240,201,229	13,497,262,839
Collective trusts | Quoted price in active markets for identical assets (Level 1)
EBP, Master Trust [Line Items]
Total investments, at fair value	0	0
Collective trusts | Significant other observable inputs (Level 2)
EBP, Master Trust [Line Items]
Total investments, at fair value	16,240,201,229	13,497,262,839
Collective trusts | Significant unobservable inputs (Level 3)
EBP, Master Trust [Line Items]
Total investments, at fair value	0	0
US government
EBP, Master Trust [Line Items]
Total investments, at fair value	57,127,990	116,145,461
US government | Quoted price in active markets for identical assets (Level 1)
EBP, Master Trust [Line Items]
Total investments, at fair value	0	0
US government | Significant other observable inputs (Level 2)
EBP, Master Trust [Line Items]
Total investments, at fair value	57,127,990	116,145,461
US government | Significant unobservable inputs (Level 3)
EBP, Master Trust [Line Items]
Total investments, at fair value	0	0
Mortgage and asset-backed
EBP, Master Trust [Line Items]
Total investments, at fair value	29,403,943	62,918,508
Mortgage and asset-backed | Quoted price in active markets for identical assets (Level 1)
EBP, Master Trust [Line Items]
Total investments, at fair value	0	0
Mortgage and asset-backed | Significant other observable inputs (Level 2)
EBP, Master Trust [Line Items]
Total investments, at fair value	29,403,943	62,918,508
Mortgage and asset-backed | Significant unobservable inputs (Level 3)
EBP, Master Trust [Line Items]
Total investments, at fair value	0	0
Foreign government
EBP, Master Trust [Line Items]
Total investments, at fair value	5,131,051	6,170,183
Foreign government | Quoted price in active markets for identical assets (Level 1)
EBP, Master Trust [Line Items]
Total investments, at fair value	0	0
Foreign government | Significant other observable inputs (Level 2)
EBP, Master Trust [Line Items]
Total investments, at fair value	5,131,051	6,170,183
Foreign government | Significant unobservable inputs (Level 3)
EBP, Master Trust [Line Items]
Total investments, at fair value	0	0
Corporate debt
EBP, Master Trust [Line Items]
Total investments, at fair value	34,127,949	86,561,840
Corporate debt | Quoted price in active markets for identical assets (Level 1)
EBP, Master Trust [Line Items]
Total investments, at fair value	0
Corporate debt | Significant other observable inputs (Level 2)
EBP, Master Trust [Line Items]
Total investments, at fair value	34,127,949	86,561,840
Corporate debt | Significant unobservable inputs (Level 3)
EBP, Master Trust [Line Items]
Total investments, at fair value